Exhibit 99.1

Tel: 215-564-1900 Fax: 215-564-3940 www.bdo.com	Ten Penn Center 1801 Market Street, Suite 1200 Philadelphia, PA 19103

Independent Accountant’s Report

Mr. Dwight Perry, Chief Financial Officer

The J.G. Wentworth Company

1200 Morris Drive

Chesterbrook, PA 19087

We have performed the procedures enumerated below on certain information relating to the JG Wentworth LXII, LLC 2025-C1 Notes Transaction. The responsible parties, The J.G. Wentworth Company, Green Apple Management Company, LLC, J.G. Wentworth Originations, LLC, Lottery Originations, LLC and JG Wentworth LXII, LLC (collectively, the “Company” or “Responsible Party”), are responsible for the JG Wentworth LXII, LLC 2025-C1 Notes Transaction.

The J.G. Wentworth Company, Green Apple Management Company, LLC (“Green Apple”), J.G. Wentworth Originations, LLC and Lottery Originations, LLC (collectively “Originations”), JG Wentworth LXII, LLC (the “Issuer”), Nuveen Alternatives Advisors LLC, Mutual of Omaha Insurance Company, Barings LLC (on behalf of certain of its managed funds and/or advisory accounts), and Members Capital Advisors, Inc., (d/b/a TruStage investment Management) (the entities other than the Company are referred to as the “Specified Parties”) have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information with respect to a portfolio of structured settlement purchase contracts, (the “Settlement Receivables”), annuity purchase contracts (the “Annuity Receivables”), lottery purchase contracts (the Lottery Receivables”), and life contingent settlement contracts (“Life Contingent Receivables”) (collectively, the “Series 2025-C1 Receivables”). This report may not be suitable for any other purpose. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the sufficiency of the procedures described below, either for the purpose for which the report has been requested or for any other purpose.

The procedures and the associated findings are as follows:

Purchase Contract File to Data Files Comparison Procedures

1.	The Company provided BDO with:

a.

An electronic data file labeled “2025-C1 Guideline Pool Cut – Tax Run Analysis - 08.28.26” (the “Data File”) containing information relating to the structured settlements purchase contracts (the “Settlement Contracts”), annuity purchase contracts (the “Annuity Contracts,”) lottery purchase contracts (“Lottery Contracts”) and guaranteed life contingent contracts (“Life Contingent Settlement Contracts”), together, (the “Receivables”) as of the close of business on dates specified by the Company (the “Cut-Off Date”);

2.	The Company, on behalf of the Issuer, provided BDO with the following:

a.	Access to the Company’s management information system (“WAIDE”) containing certain information with respect to the Series 2025-C1 Receivables and

BDO USA, P.C., a Virginia professional corporation, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

b.

Electronic files represented by the Company’s management to be copies of original settlement documents (the “Settlement Documents”) and the annuity documents (the “Annuity Documents”) containing documentation pertaining to the purchase and assignment of the Series 2025-C1 Receivables.

Sample Settlement Contracts

3.

As instructed by the Company, we randomly selected eighty-eight (88) Settlement Contracts from the Data File. We performed the following procedures with respect to each selected structured settlement contract:

a.

State of Residence: Compared the claimant’s state of residence set forth on the applicable Data File to the claimant’s state of residence as indicated on the court order and either the signed and notarized purchase agreement (the “Purchase Agreement”), settlement agreement (the “Settlement Agreement”) or seller transfer report included in the Settlement Documents.

No exceptions were noted.

b.	Funding Check or Wire Transfer Request: Compared the total purchase price per WAIDE to the wire transfer request(s) or check stub(s) included in the Settlement Documents.

No exceptions were noted.

c.

Scheduled Payments Purchased: Compared the total payments set forth on the applicable Data File to the total amount of scheduled payments (excluding the payments occurring before the date of determination or August 1, 2026, (the “Securitization Cut-Off Date”) as indicated in WAIDE, and compared that amount to the total amount of scheduled payments (excluding the payments occurring before the date of determination or the Securitization Cut-Off Date) as set forth in the Purchase Agreement included in the Settlement Documents. For purposes of this procedure, the Specified Parties (as defined herein) have agreed that differences of+/- $1 or less are not considered exceptions.

No exceptions were noted.

d.

Purchase Information: Compared the purchase date and the last payment due date as set forth in WAIDE to the purchase date (within 30 business days) and last payment due date (within 30 days, and in the same calendar month) as set forth in the Purchase Agreement and/or the wire transfer request included in the Settlement Documents.

No exceptions were noted.

e.

Purchase Agreement Information: Compared the purchase price as set forth in WAIDE to the purchase price as indicated in the Purchase Agreement (net of payment deductions for scheduled payments occurring within 15 days of the date of determination) included in the Settlement Documents and validated that the purchase price as set forth in WAIDE is greater than or equal to the purchase price indicate in the Purchase Agreement included in the Settlement Documents.

No exceptions were noted.

f.

Assignment Type - Court Order: For each Sample Settlement Contract with an assignment type indicated as court order (or labeled “G-SS”) on the applicable Data File, observed that a court order referencing the claimant and the corresponding Sample Settlement Contract was included in the Settlement Documents. Observed that the court order references the transaction is between the Company and the claimant. Compared the state indicated in the court order to the court order state as set forth in WAIDE.

No exceptions were noted.

g.

Annuity Information: Observed that the annuity information (including, but not limited to, photocopies of correspondence and excerpts of annuity policies, the Settlement Agreement, photocopy of the annuity check, a court release or affidavit) included in one of the Settlement Documents lists the claimant as an annuitant or beneficiary, and the annuity information either contains wording indicating that the payments under the annuity were guaranteed or certain.

No exceptions were noted.

h.	Annuity Company Issuer: Compared the name of the annuity company issuer set forth in the Settlement Documents with the name of the annuity company issuer as set forth on the applicable Data File.

No exceptions were noted.

i.

Notice of Direction of Payment: Observed that the Settlement Documents contain a court order, notice of assignment or letter from the Company (or an affiliate of the Company) to the annuity issuer, as applicable, directing that payments to the claimant be forwarded to one of the following addresses:

i.	PO Box 7780 4244

Philadelphia, PA 191 82-4244

ii.	PO Box 822081

Philadelphia, PA 19182

iii.	PO Box 83364

Woburn, MA 01813-3364

iv.	PO Box 116476

Atlanta, Georgia 30368 -6476

v.	PO Box 101210

Atlanta, Georgia 30392

vi.	PO Box 809156

Chicago, IL 60680 -9156

No exceptions were noted.

j.

Lien Search: Observed that the Settlement Documents contain a consumer credit report and a UCC search that makes reference to the claimant. If the consumer credit report or a UCC search is not included in the Settlement Documents, the Company provided such document upon request.

No exceptions were noted.

k.

Settlement Agreement: Observed that the Settlement Documents contains either a photocopy of a document whose title includes the word or phrase “settlement,” “agreement,” “stipulation,” “release,” “affidavit” or “court order” referencing the claimant, or a document from the annuity provider listing the claimant as a beneficiary to a defendant listed in the Settlement Agreement. If such a document is not already included in the Settlement Documents, the Company provided the document upon request.

No exceptions were noted.

Sample Annuity Contracts

4.	As instructed by the Company, we randomly selected four (4) Annuity Contracts from the Data File. We performed the following procedures with respect to each selected annuity policy:

a.

Insurance Company Acknowledgement: Observed that the Annuity Documents include an acknowledgement from the issuer insurance company and observed that the annuity policy reflects the Company (or an affiliate of the Company) as the named beneficiary.

No exceptions were noted.

b.

Discount Rate: Compared the discount rates used to calculate the purchase price in WAIDE to the t -value worksheet included in the Annuity Documents. For purposes of this procedure, the Specified Parties (as defined herein) have agreed that differences of +/ - 0.01% or less are not considered exceptions.

No exceptions were noted.

c.	Notice of Assignment or Payment Address Change: Observed that the Annuity Documents included a notice of assignment or payment address change from the issuer of the policy to the Company.

No exceptions were noted.

d.	Funding Check or Wire Transfer Request: Compared the total purchase price per WAIDE (inclusive of escrow and fees) to the wire transfer advice or check stub included in the Annuity Documents.

No exceptions were noted.

e.

Scheduled Payments Purchased: Compared the total payments purchased as set forth on the applicable Data File (excluding the payments occurring before the date of determination or Securitization Cut-Off Date to the total amount of scheduled payments purchased as indicated in the t-value worksheet included in the Annuity Documents (inclusive of escrow and fees). For purposes of this procedure, the Specified Parties have agreed that differences of +/ - $1 or less are not considered exceptions.

No exceptions were noted.

f.

Purchase Information: Compared the purchase date, the maturity value and the last payment due date as set forth in WAIDE to the purchase date (within 30 business days), the maturity value and last payment due date (within 30 days, and in the same calendar month) as set forth in the Purchase Agreement and/or the t-value worksheet included in the Annuity Documents. For purposes of this procedure, the Specified Parties (as defined herein) have agreed that differences of +/ - $1 or less are not considered exceptions.

No exceptions were noted.

g.

Purchase Agreement Information: Compared the purchase price as set forth in WAIDE to the purchase price as indicated in the Purchase Agreement (net of payment deductions for scheduled payments occurring within 15 days of the date of determination) included in the Annuity Documents to validate that the purchase price as set forth in WAIDE was greater than or equal to the purchase price as set forth in the Purchase Agreement.

No exceptions were noted.

h.	Annuity Company Issuer: Compared the name indicated as the annuity company issuer as set forth in the Annuity Documents to the annuity company issuer as set forth on the applicable Data File.

No exceptions were noted.

i.

Lien Search: Observed that the Annuity Documents contains a consumer credit report and UCC search that makes reference to the claimant. If the consumer credit report or UCC search is not included in the Annuity Documents, the Company provided such document.

No exceptions were noted.

j.	Original Documentation: Observed that the Annuity Documents include copies of original documentation related to the purchase and assignment of the annuity policy.

No exceptions were noted.

Sample Lottery Receivables

5.	As instructed by the Company, we randomly selected three (3) purchased Lottery Receivable Contracts from the Data File. BDO performed the following procedures with respect to each selected sample:

a.

State of Residence: Compared the assignor’s state of residence per the GLS column of the File Review Data File to (1) the state noted in the Sales Agreement Terms Rider or Disclosure Statement included in the Collateral File and (2) the Address field of the SSC Purchase Page in the WAIDE system.

No exceptions were noted.

b.

Scheduled Payments Purchased: Compared the total payment per the CF column of the File Review Data File to the total amount of the scheduled payments (excluding the payments occurring before the applicable Cut Off Date) as indicated in WAIDE, and agreed that amount to the total amount of scheduled payments (excluding the payments occurring before the date of determination or the Securitization Cut-Off Date) as set forth in the Sales Agreement Terms Rider or Disclosure Statement included in the Collateral File. For purposes of this procedure the Specified Parties (as defined herein) have agreed that differences of +/- $1 or less were not considered exceptions.

No exceptions were noted.

c.

Purchase and Payment Date Information: Compared the first payment due date per the SSC Payment Schedule in the WAIDE system to the first payment due date per the Sales Agreement Terms Rider or Disclosure Statement included in the Collateral File and observed the two dates were within 30 business days.

No exceptions were noted.

d.

Purchase and Payment Date Information: Compared the last payment due date per the SSC Payment Schedule in the WAIDE system to the last payment due date per the Sales Agreement Terms Rider or Disclosure Statement included in the Collateral File and observed the two dates were within 30 days and in the same calendar month.

No exceptions were noted.

e.

Purchase Agreement Information: Observed that the purchase price per the Purchase Price Field of the SSC Purchase page in the WAIDE system was greater than or equal to the purchase price as indicated in the Sales Agreement Terms Rider or Disclosure Statement included in the Collateral File (net of payment deductions for scheduled payments occurring within 15 days of the applicable Cut Off Date).

No exceptions were noted.

f.

Assignment Type-Court Order: For each lottery receivable with an assignment type indicated as “Court Order” on the File Review Data File, observed that a Court Order referencing the assignor and the lottery receivable was included in the Collateral File.

No exceptions were noted.

g.

State Lottery Commission Issuer: Compared the name of the state lottery commission issuer per the Court Order in the Collateral File with the name of the state lottery commission issuer per the Updated Obligor column of the File Review Data File.

No exceptions were noted.

h.

Notice of Direction of Payment: Observed that the Court Order included in the Collateral File included language directing that payments to the lottery winner be forwarded to “R.C. Henderson Lottery Trust, P.O. Box 223852 Pittsburgh, PA 15251-2852.”

No exceptions were noted.

i.	Lien Search: Observed that the Collateral File contained (1) a consumer credit report, and (2) a UCC lien search that makes reference to the assignor.

No exceptions were noted.

j.	Lien Filing: Observed that the Collateral File included a UCC Filing identifying the assignor and the secured party was noted to be Lottery Funding, LLC.

BDO Findings: For three selections, the Collateral file had a UCC which did not reflect Lottery Funding, LLC to be the secured party. No other exceptions were noted.

Management Response: We typically originate the transaction through Lottery Funding, LLC and then assign them to R.C. Henderson Lottery LLC and then again to R.C. Henderson Lottery Trust for the appropriate SUBI. In these receivables, we originated directly to R.C. Henderson Lottery Trust. This has no impact on the validity of our lien or title.

BDO performed no procedures with respect to the management response contained above. As such, we take no responsibility for management’s response.

Sample Life Settlement Contracts

6.

As instructed by the Company, we randomly selected five (5) Life Contingent Settlement Contracts from the Data File. We performed the following procedures with respect to each selected structured settlement contract:

a.

State of Residence: Compared the claimant’s state of residence set forth on the applicable Data File to the claimant’s state of residence as indicated on the court order and either the signed and notarized purchase agreement (the “Purchase Agreement”), settlement agreement (the “Settlement Agreement”) or seller transfer report included in the Settlement Documents.

No exceptions were noted.

b.	Funding Check or Wire Transfer Request: Compared the total purchase price per WAIDE to the wire transfer request(s) or check stub(s) included in the Settlement Documents.

No exceptions were noted.

c.

Scheduled Payments Purchased: Compared the total payments set forth on the applicable Data File to the total amount of scheduled payments (excluding the payments occurring before the date of determination (the Securitization Cut -Off Date) as indicated in WAIDE, and compared that amount to the total amount of scheduled payments (excluding the payments occurring before the date of determination or the Securitization Cut-Off Date) as set forth in the Purchase Agreement included in the Settlement Documents. For purposes of this procedure, the Specified Party (as defined herein) has agreed that differences of+/- $1 or less are not considered exceptions.

No exceptions were noted.

d.

Purchase Information: Compared the purchase date and the last payment due date as set forth in WAIDE to the purchase date (within 30 business days) and last payment due date (within 30 days, and in the same calendar month) as set forth in the Purchase Agreement and/or the wire transfer request included in the Settlement Documents.

No exceptions were noted.

e.

Purchase Agreement Information: Compared the purchase price as set forth in WAIDE to the purchase price as indicated in the Purchase Agreement (net of payment deductions for scheduled payments occurring within 15 days of the date of determination) included in the Settlement Documents and validated that the purchase price as set forth in WAIDE is greater than or equal to the purchase price indicate in the Purchase Agreement included in the Settlement Documents.

No exceptions were noted.

f.

Assignment Type - Court Order: For each Sample Settlement Contract with an assignment type indicated as court order (or labeled “G-SS”) on the applicable Data File, observed that a court order referencing the claimant and the corresponding Sample Settlement Contract was included in the Settlement Documents. Observed that the court order references the transaction is between the Company and the claimant. Compared the state indicated in the court order to the court order state as set forth in WAIDE.

No exceptions were noted.

g.

Annuity Information: Observed that the annuity information (including photocopies of correspondence and excerpts of annuity policies, the Settlement Agreement, photocopy of the annuity check, a court release or affidavit) included in one of the Settlement Documents lists the claimant as an annuitant or beneficiary, and the annuity information either contains wording indicating that the payments under the annuity were guaranteed or certain.

No exceptions were noted.

h.	Annuity Company Issuer: Compared the name of the annuity company issuer set forth in the Settlement Documents with the name of the annuity company issuer as set forth on the applicable Data File.

No exceptions were noted.

i.

Notice of Direction of Payment: Observed that the Settlement Documents contain a court order, notice of assignment or letter from the Company (or an affiliate of the Company) to the annuity issuer, as applicable, directing those payments to the claimant be forwarded to one of the following addresses:

i.	PO Box 7780 4244

Philadelphia, PA 191 82-4244

ii.	PO Box 822081

Philadelphia, PA 19182

iii.	PO Box 83364

Woburn, MA 01813-3364

iv.	PO Box 116476

Atlanta, Georgia 30368 -6476

v.	PO Box 101210

Atlanta, Georgia 30392

vi.	PO Box 809156

Chicago, IL 60680 -9156

No exceptions were noted.

j.

Lien Search: Observed that the Settlement Documents contain a consumer credit report and a UCC search that makes reference to the claimant. If the consumer credit report or a UCC search is not included in the Settlement Documents, the Company provided such document upon request.

No exceptions were noted.

k.

Settlement Agreement: Observed that the Settlement Documents contains either a photocopy of a document whose title includes the word or phrase “settlement,” “agreement,” “stipulation,” “release,” “affidavit” or “court order” referencing the claimant, or a document from the annuity provider listing the claimant as a beneficiary to a defendant listed in the Settlement Agreement. If such a document is not already included in the Settlement Documents, the Company provided the document upon request.

No exceptions were noted.

l.	Life Contingent: Observed that the mortality fields are consistent between the Fasano report for the selected contract and the Data File for the following:

i.	Date of birth

ii.	Mortality Rating

iii.	Gender

iv.	Smoking Status

v.	Issuance Date

No exceptions were noted.

The procedures outlined above were limited to comparing or recalculating certain information that is further described in the procedures above. The J.G. Wentworth Company was responsible for the provided Data File, receivables contracts and other source documents. We were not requested to perform, and we have not performed any procedures other than those outlined above. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data Files, receivables contracts and other source documents, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by The J.G. Wentworth Company, which are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were engaged by The J.G. Wentworth Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on the Series 2025-C1 Receivables. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.

The fair value of the collateral securing such assets; we have not performed any procedures with respect to the fair value of the securities being offered in the Transaction or the Collateral Obligations within the Transaction. BDO expresses no opinion on the current fair value of these securities or whether the determinations of fair value are consistent with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures”;

iii.	Whether the originator(s) of the Receivables complied with federal, state, or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of The J.G. Wentworth Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of The J.G. Wentworth Company, Green Apple Management Company, LLC, J.G. Wentworth Originations, LLC, Lottery Originations, LLC and JG Wentworth LXII, LLC, and the Specified Parties, and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ BDO USA, P.C.

August 21, 2026

Philadelphia, Pennsylvania